Property, plant and equipment ('PP&E')	12 Months Ended
Dec. 31, 2021
Property, plant and equipment ('PP&E')
Property, plant and equipment ('PP&E')

7. Property, plant and equipment (‘PP&E’)

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2020
Cost	3,808	2,979	1,322	8,109
Accumulated depreciation	(2,583)	(1,921)	(1,165)	(5,669)
Carrying amount	1,225	1,058	157	2,440

Additions	244	655	25	924
Depreciation	(1,750)	(498)	(107)	(2,355)
Recognition of right-of-use asset (note 25)	16,332	—	—	16,332
Effect of lease modification (note 25)	1,260	—	—	1,260
Disposals	—	—	—	—
Movement for the period	16,086	157	(82)	16,161

Balance at December 31, 2020
Cost	21,644	3,634	1,347	26,625
Accumulated depreciation	(4,333)	(2,419)	(1,272)	(8,024)
Carrying amount	17,311	1,215	75	18,601

Balance at January 1, 2021
Cost	21,644	3,634	1,347	26,625
Accumulated depreciation	(4,333)	(2,419)	(1,272)	(8,024)
Carrying amount	17,311	1,215	75	18,601

Additions	70	643	5	718
Depreciation	(1,884)	(394)	(51)	(2,329)
Recognition of right-of-use asset (note 25)	121	—	—	121
Adjustment of right-of-use asset (note 25)	415	—	—	415
Transfer	(19)	27	(8)	—
Disposals	—	(59)	—	(59)
Movement for the period	(1,297)	217	(54)	(1,134)

Balance at December 31, 2021
Cost	22,231	4,245	1,344	27,820
Accumulated depreciation	(6,217)	(2,813)	(1,323)	(10,353)
Carrying amount	16,014	1,432	21	17,467

The depreciation charge for 2021 is included in research and development costs for an amount of € 1,692,000 (2020: € 1,789,000) and in general and administrative costs for an amount of € 637,000 (2020: € 566,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 15,568,000 at December 31, 2021 (2020: € 16,775,000).